SSS Agreements (Detail Textuals 1) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 28, 2016	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Agreement [Line Items]
Aggregate purchase price	$ 10,000,000	$ 1,480,001	$ 11,975,590	$ 10,000,000
Exercise price of warrants			$ 2.47		$ 1.75
Recorded additional paid-in capital for warrants				$ 724,790
Common Stock
Agreement [Line Items]
Number of common stock issued		538,182	6,221,778	5,681,819
Aggregate purchase price		$ 538	$ 6,222	$ 5,681
Amended SSS Purchase Agreement | SSS
Agreement [Line Items]
Number of common stock issued	4,545,455
Purchase price per share (in dollars per share)	$ 2.20
Aggregate purchase price	$ 10,000,000
Term of warrants	2 years
Acquire additional common stock	1,818,182
Exercise price of warrants	$ 2.75
Percentage of outstanding common stock owned	19.99%
Proceeds from issuance of shares	$ 10,000,000
Issuance cost, net	411,000
Recorded additional paid-in capital for warrants	725,000
Amended SSS Purchase Agreement | SSS | Common Stock
Agreement [Line Items]
Fair value of common stock/equity	8,227,000
Amended SSS Purchase Agreement | SSS | Warrants
Agreement [Line Items]
Fair value of common stock/equity	$ 673,000